Convertible Preferred Stock (Details) - shares	1 Months Ended
	Feb. 28, 2015	Jan. 31, 2015
Conversion of Convertible Preferred Stock into Common Stock upon IPO | Common Stock
Convertible Preferred Stock
Number of shares issued for convertible preferred stock	174,028	174,028